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                    Canada Life Insurance Company of America

                         Canada Life Prestige Series VUL

                 Canada Life of America Variable Life Account 1
           Individual Flexible Premium Variable Life Insurance Policy
                   Supplement to Prospectus Dated May 1, 2001


The VIP Index 500 Portfolio offered by Fidelity Investments is not available to investors resident in California pending receipt of regulatory approval.


Supplement dated July 20, 2001.



Please use this supplement with the Canada Life Prestige Series VUL prospectus dated May 1, 2001. Read it carefully and keep it for future reference.